UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  April 21, 2006

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 37



Form 13F Information Table Value
Total: 182295(thousands)
List of Other Included Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR    SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000)  PRN AMT    PRN DISCRETN   MANAGERS   SOLE     SHARED  NONE
----------------------    ---------------     ------------ --------  ----------
AIRTRAN HOLDINGS          COM                    00949P108       5435300125     SH        SOLE               300125
ALCOA                     COM                    013817101       7184235075     SH        SOLE               235075
AMERICAN INDEPENDENC      COM                    026760405       1663138618     SH        SOLE               138618
AMGEN                     COM                    031162100       328145100      SH        SOLE                45100
BED BATH BEYOND           COM                    075896100       7520195830     SH        SOLE               195830
BIOMET                    COM                    090613100       6520183550     SH        SOLE               183550
CBS Cl B                  CL B                    124857202      4553189875     SH        SOLE               189875
CEMEX                     SPON ADR 5 ORD          151290889       4056200       SH        SOLE                 6200
CISCO                     COM                    17275R102       8005369400     SH        SOLE               369400
EBAY                      COM                     278642103      293375200      SH        SOLE                75200
FIFTH THIRD BANC          COM                     316773100      5090129311     SH        SOLE               129311
GANNETT INC               COM                     364730101      6858114447     SH        SOLE               114447
GEN AMER INVS             COM                     368802104      5201137438     SH        SOLE               137438
HEARTLAND PRTNRS          UT LTD PARTNER          422357103        8348400      SH        SOLE                48400
HOME DEPOT                COM                     437076102      7349173725     SH        SOLE               173725
ILLINOIS TOOL WKS         COM                     452308109      679070499      SH        SOLE                70499
INDEPENDENCE HLDG         COM                     453440307      153666600      SH        SOLE                66600
INTEL CORP                COM                     458140100      5438279425     SH        SOLE               279425
INTERPUBLIC GRP           COM                     460690100      3260341009     SH        SOLE               341009
JOHNSON & JOHNSON         COM                     478160104      567295785      SH        SOLE                95785
JP MORGAN CHASE           COM                    46625H100       7360176755     SH        SOLE               176755
LAMAR ADVERT              CL A                    512815101      499895000      SH        SOLE                95000
NORTH FORK BANC           COM                     659424105      7244251252     SH        SOLE               251252
PFIZER INC                COM                     717081103      5386216150     SH        SOLE               216150
REGENERON                 COM                    75886F107       3636218654     SH        SOLE               218654
REPUBLIC SERVICES         COM                     760759100       2135000       SH        SOLE                 5000
SCHERING-PLOUGH           COM                     806605101      5328280549     SH        SOLE               280549
SMURFIT-STONE             COM                     832727101      6163454175     SH        SOLE               454175
TEMPLE-INLAND             COM                     879868107      5850131302     SH        SOLE               131302
TIME WARNER               COM                     887317105      6509387701     SH        SOLE               387701
TIME WARNER TELECOM       CL A                    887319101       25114000      SH        SOLE                14000
TOYOTA MOTOR              SP ADR REP2COM          892331307      705164750      SH        SOLE                64750
TYCO INT'L                COM                     902124106      7427276309     SH        SOLE               276309
VIACOM CL B               CL B                   92553P201       4323111425     SH        SOLE               111425
WEYERHAUSER               COM                     962166104      7259100225     SH        SOLE               100225
WHITE MOUNTAIN            COM                    G9618E107       59369985       SH        SOLE                 9985
WINNEBAGO                 COM                     974637100      3042100250     SH        SOLE               100250